Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail)	Oct. 17, 2012 USD ($)	Oct. 17, 2012 CNY
Business Acquisition [Line Items]
Current assets	$ 1,693,877	10,553,021
Property and equipment, net	2,631	16,390
Online game software	2,541,425	15,833,333
Total identifiable assets acquired	4,237,933	26,402,744
Accounts and other payables	12,453	77,581
Accrued liabilities	110,418	687,916
Total liabilities assumed	122,871	765,497
Net identifiable assets acquired	4,115,062	25,637,247
Goodwill	12,377,657	77,114,041
Net assets acquired	$ 16,492,719	102,751,288